February 27, 2026
Summary Prospectus

Vanguard Municipal Money Market Fund
Investor Shares
Vanguard Municipal Money Market Fund Investor Shares (VMSXX)
The Fund’s statutory Prospectus and Statement of Additional Information dated February 27, 2026, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.vanguard.com/prospectus and https://personal.vanguard.com/us/literature/reports/MFs. You can also obtain this information at no cost by calling 800-662-7447 or by sending an email request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Vanguard Municipal Money Market Fund (the “Fund”) seeks to provide current income that is exempt from federal personal income taxes while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	$25
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.10%
12b-1 Distribution Fee	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.11%
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

Principal Investment Strategies
The Fund employs an active management approach, investing in a variety of high-quality, short-term municipal debt securities. As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities whose income is exempt from federal income tax. The Fund may count securities that generate income subject to the federal alternative minimum tax (AMT) toward the 80% investment requirement.

The Fund has elected to operate as a retail money market fund under Rule 2a-7 of the Investment Company Act of 1940, as amended. The Fund seeks to maintain a stable share price, or net asset value (NAV), of $1; maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less; and invests in high-quality securities with effective maturities of 397 days or less. To be eligible for investment by the Fund, a security must be determined by methods approved by the board of trustees of Vanguard Municipal Bond Funds to present minimal credit risk. As a result, the Fund selects securities based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality.

The Fund’s investments in municipal securities may include municipal bond structured products that, in the opinion of the Fund’s advisor, are consistent with the Fund’s investment objective. Such investments may include tender option bonds or long-term municipal securities with a demand feature (“variable rate demand notes” or “VRDNs”).
Principal Risks
As with any investment, an investment in the Fund could lose money over any time period. The principal risks of investing in the Fund are summarized below. Each of the following risks could affect the Fund’s performance:
• General Market Risk. The markets in which the Fund invests can be affected by a variety of factors. These factors, which can be real or perceived, may include economic, market, political, and regulatory conditions and developments as well as local, regional, or global events such as wars, military conflicts, natural disasters, and public health issues. In addition, investor sentiment and expectations regarding these factors can also impact the markets. Different parts of the market, including different industries and sectors as well as different types of securities, may react differently to factors that affect the market. These factors can contribute to market uncertainty, market volatility, and fluctuations in the value of the Fund’s investments, thereby resulting in potential losses to the Fund over short or long periods.
• Investing in Bond Markets. The Fund invests in money market instruments, which are high quality, short-term municipal debt securities. As a result, the Fund may be impacted by the general condition of the bond markets and by factors that affect bonds and bond issuers. For example, as a general rule, bond prices and interest rates move in opposite directions. When interest rates rise, bond prices tend to fall, and when interest rates fall, bond prices tend to go up. Bond income also is affected by changes in interest rates. Interest rates can rise or fall for a number of reasons, including, but not limited to, central bank monetary policy, inflationary or deflationary pressures, and changes in general market and economic conditions. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the overall market and may expose the bond markets in particular to heightened volatility and potential illiquidity. The degree to which the Fund is impacted by certain bond market risks may vary based on factors disclosed in its principal investment strategies, such as the types of bonds in which it invests and the overall credit quality, average maturity, and/or average duration of its bond holdings.
• Investing in the Municipal Bond Market. In addition to the general risks associated with investing in bonds, municipal bonds are subject to unique risks. The values of the Fund’s municipal bond holdings could be impacted significantly by economic, regulatory, political, or other developments or circumstances affecting municipal bond issuers. These developments or circumstances could create uncertainty in the municipal bond market and/or adversely impact the ability of municipal bond issuers to make principal and interest payments, which could result in a loss to the Fund. Municipal bonds can vary from one another in a number of ways, which can impact their sensitivity to certain risks. For example, investing in revenue bonds, which make up a significant portion of the municipal bond market, will generally subject the Fund to a higher risk of loss than investing in municipal bonds secured by the full faith, credit, and taxing power of the issuer (general obligation bonds). Because the interest and principal on revenue bonds is payable only from a particular stream of revenue, they generally carry more Credit Risk than general obligation bonds. Revenue bonds also tend to be more sensitive to economic conditions than general obligation bonds, which could make their prices more volatile. The Fund also is subject to the risk that all or a significant portion of its municipal bond holdings will be affected in the same manner. Because many municipal bonds are issued to finance similar projects, conditions in related sectors could have an outsized impact on the municipal bond market. As a result, the Fund may underperform funds that invest more broadly.
• Tax-Exempt Income Risk. There is no guarantee that the interest payable on municipal bonds will remain exempt from federal, state, or local income taxes. Tax-exempt income from the Fund’s municipal bond holdings could be declared taxable, possibly with retroactive effect, due to a variety of circumstances such as tax law changes, adverse interpretations by tax authorities, or noncompliant conduct by a municipal bond issuer. Any of these circumstances could cause the prices of municipal bonds to decline significantly or impair the Fund’s ability to achieve its investment objective.

• Stable NAV. There can be no assurance that the Fund will be successful in maintaining a stable NAV. A wide variety of factors, such as significant market volatility, very low or negative interest rates, periods of high redemption activity, or other factors could affect the Fund’s ability to maintain a stable NAV.
• Money Market Funds and Interest Rates. In general, the prices of money market instruments are less sensitive to changes in interest rates than the prices of longer-term debt securities. However, money market fund income is based on short-term interest rates, which means the Fund’s income may fluctuate significantly over short periods and may decline during periods of falling interest rates. In addition, interest rate changes could have unpredictable impacts on the overall market, which could negatively impact the Fund. For example, the Fund may be subject to loss if interest rates increase substantially and/or rapidly. Depending on the duration and severity, a period of low or negative interest rates could prevent the Fund from, among other things, providing a positive yield to its shareholders, paying expenses out of current income, and/or achieving its investment objective, including maintaining a stable NAV of $1.
• Credit Risk. Credit risk refers to the chance that an issuer will default (fail to meet its credit obligations) or fail to make payments in a timely manner, which could result in a loss to the Fund. In addition, negative perceptions of an issuer’s ability to make payments can cause the price of a security to decline. While all debt securities are subject to credit risk to some extent, those with higher credit quality ratings generally pose less credit risk than those with lower credit quality ratings.
• Municipal Bond Liquidity Risk. Limited trading in the municipal bond market and a relative lack of publicly available information about the financial condition of municipal bond issuers may make municipal bonds more difficult to value or sell than other types of debt securities. If the Fund is unable to sell a security at an advantageous time or price, its returns may be reduced.
• Municipal Bond Structured Products. Certain municipal securities offer unique features or are structured to meet certain demands in the municipal bond market, such as the demand for short-term tax-exempt securities. These investments may subject the Fund to unique risks, which will vary widely depending on overall conditions in the municipal bond market, the complexity of the structure and/or features, and other factors. In general, these investments tend to carry a higher degree of Credit Risk than traditional municipal bonds and may be difficult for the Fund to value or sell (see Municipal Bond Liquidity Risk). In unexpected circumstances, investing in structured products could result in a loss to the Fund and/or a distribution of taxable income to shareholders.
• Regional Focus. Economic, political, or regulatory occurrences within a certain state may adversely affect the value of municipal securities offered by issuers located within that state. Because the Fund may invest a large portion of its assets in municipal bonds of issuers located in any one state, its performance may be hurt disproportionately by the poor performance of its investments in that region.
• Active Management. The Fund is actively managed. The advisor’s security selection and/or strategy execution could cause the Fund to underperform relevant securities markets or other funds with a similar investment objective.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Annual Total Returns
The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant peer group average. Returns for the Tax-Exempt Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Annual Total Returns — Vanguard Municipal Money Market Fund Investor Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	0.89%	December 31, 2023
Lowest	0.00%	March 31, 2021

Average Annual Total Returns for Periods Ended December 31, 2025
	1 Year	5 Years	10 Years
Vanguard Municipal Money Market Fund Investor Shares	2.66%	2.05%	1.45%
Tax-Exempt Money Market Funds Average	2.28%	1.79%	1.19%
Investment Advisor
The Vanguard Group, Inc. (Vanguard) through its wholly owned subsidiary, Vanguard Capital Management (VCM). VCM exercises portfolio management responsibilities for the Fund.
Portfolio Managers
John P. Grimes, CFA, Portfolio Manager at VCM. He has co-managed the Fund since 2023.
Justin A. Schwartz, CFA, Principal of Vanguard and Portfolio Manager at VCM. He has managed the Fund since 2016 (co-managed since 2023).
Purchase and Sale of Fund Shares
As a retail money market fund, the Fund is only eligible for purchase within accounts beneficially owned by natural persons. The Fund (or a financial intermediary) will involuntarily redeem accounts that do not meet this requirement, as determined by the Fund. Shares held in ineligible accounts will be redeemed using the Fund’s NAV as calculated on the day the positions are closed.

If you invest directly with Vanguard, you may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 982901, El Paso, TX 79998-2901), or by telephone (800-662-2739). The minimum investment amount required to open a Fund account for Investor Shares is generally $3,000. The minimum investment amount required to add to an existing Fund account is generally $1.

Financial intermediaries, institutional clients, and Vanguard-advised clients should contact Vanguard for information on special eligibility rules that may apply to them regarding Investor Shares. If you invest in Vanguard fund shares indirectly through an intermediary (including investing in shares through a brokerage account offered by Vanguard Brokerage Services®), please contact that firm directly for more information regarding your eligibility. If you invest in Vanguard fund shares through an employer-sponsored retirement or savings plan, your plan administrator or your benefits office can provide you with detailed information on how you can invest through your plan.

Tax Information
The Fund’s distributions, including any market discount recognized by the Fund’s investments, may be taxable as ordinary income or capital gains. A majority of the income dividends that you receive from the Fund are expected to be exempt from federal income taxes. However, a portion of the Fund’s distributions may be subject to federal, state, or local income taxes or to the federal alternative minimum tax. You should consult your own tax advisor with respect to any particular U.S. or non-U.S. tax consequences of your investment in the Fund.
Payments to Financial Intermediaries
The Fund and its advisor do not pay financial intermediaries for sales of Fund shares.

CFA® is a registered trademark owned by CFA Institute.
Vanguard Municipal Money Market Fund Investor Shares—Fund Number 45
To request additional information about the Fund, please visit vanguard.com or contact us at 800-662-7447.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SP 45 022026